Document and Entity Information	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-36534
Entity Registrant Name	IRADIMED CORPORATION
Entity Central Index Key	0001325618
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-1408526
Entity Address, Address Line One	12705 Ingenuity Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	407
Local Phone Number	677-8022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	IRMD
Security Exchange Name	NASDAQ